ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

July 31, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) AlphaClone Alternative Alpha ETF (S000036971)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, AlphaClone Alternative Alpha ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated July 31, 2015, and filed electronically as Post-Effective Amendment No. 59 to the Trust’s Registration Statement on Form N-1A on July 24, 2015.

If you have any questions, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President and Secretary